Maturity [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	81 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	0.97%	2.09%
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.68%	0.51%	2.02%
iShares iBonds Dec 2027 Term Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	3.43%	0.35%	1.90%
Performance Inception Date			Apr. 09, 2019
iShares iBonds Dec 2027 Term Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.43%	0.35%	1.90%
iShares iBonds Dec 2027 Term Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.06%	0.67%	1.86%